CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net income (loss)	$ 19,944	$ 12,212	$ 41,630	$ 28,401
Unrealized gains (losses) on cash flow hedge	745	(1,029)	4,572	111
Income tax benefit (expense)	(79)	(83)	(165)	(175)
Other comprehensive income (loss)	666	(1,112)	4,407	(64)
Comprehensive income (loss)	20,610	11,100	46,037	28,337
Non-controlling interest in comprehensive income	0	2,640	0	5,541
Preferred unitholders' interest in net income	3,003	0	5,663	0
Limited partners' interest in comprehensive income (loss)	$ 17,607	$ 8,460	$ 40,374	$ 22,796